Segment Information - Additional Information (Detail) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Segment Reporting [Abstract]
Number of operating segment	1	1
Two Major Customer [Member] | Sales Revenue, Net
Segment Reporting [Abstract]
Percentage of net sales from continuing operations from two customers		97.00%	95.00%	96.00%